Leases - Schedule of Maturities of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Maturities of Lease Liabilities [Abstract]
2025	¥ 37,665
2026	23,370
2027	8,300
2028	3,334
2029	1,390
Thereafter	932
Total remaining undiscounted lease payments	74,991
Less: Interest	3,481
Total present value of lease liabilities	71,510		¥ 128,475
Less: Current operating lease liabilities	36,038	$ 4,936	57,164
Non-current operating lease liabilities	¥ 35,472	$ 4,860	¥ 71,311